Goodwill and Finite Life Intangibles Assets - Schedule of Future Amortization Expense (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2016	$ 234,566	$ 469,000
2017	114,429	114,000
2018	38,461	39,000
2019	9,616	10,000
Total identified intangible assets	$ 397,072	$ 631,636	$ 1,437,001